Regulatory Capital Requirements (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014 Under the Guidelines Applicable to Japanese Banking Institutions With International Operations Conducted by Foreign Offices From March 31, 2013 Until March 30, 2014 [Member]	Mar. 31, 2014 Under the Guidelines Applicable to Japanese Banking Institutions With International Operations Conducted by Foreign Offices From March 31, 2014 Until March 30, 2015 [Member]	Mar. 31, 2014 Under Basel III [Member]	Mar. 31, 2014 MUMSS And Other Securities Subsidiaries [Member] Under Basel III [Member] Minimum [Member]	Mar. 31, 2014 Stand-Alone, MUMSS [Member] Under Basel III [Member]	Mar. 31, 2013 Stand-Alone, MUMSS [Member] Under Basel III [Member]	Mar. 31, 2013 Stand-Alone, MUMSS [Member] Under Basel III [Member] Previously Reported [Member]	Mar. 31, 2014 MUMSS [Member] Under Basel III [Member]	Dec. 31, 2013 MUAH [Member]	Dec. 31, 2012 MUAH [Member]	Dec. 31, 2013 MUAH [Member] Under Basel III [Member]	Dec. 31, 2013 MUAH [Member] Under Basel III [Member] Previously Reported [Member]	Dec. 31, 2013 MUB [Member]		Dec. 31, 2012 MUB [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier I capital to risk-weighted assets, Ratio required for capital adequacy purposes	3.50%	4.00%
Tier I capital to risk-weighted assets, Ratio required for capital adequacy purposes	4.50%	5.50%							4.00%	4.00%			4.00%		4.00%
Total Capital, Ratio required for capital adequacy purposes	8.00%	8.00%							8.00%	8.00%			8.00%		8.00%
Risk weighted threshold of items not deducted from Common Equity Tier I capital			250.00%
Tier II capital factor, percentage of the unrealized gains on investment securities available-for-sale			45.00%
Tier II capital factor, percentage of the land revaluation excess			45.00%
Capital ratio required for financial Instruments firms to maintain by Financial Instruments and Exchange Law and related ordinance				120.00%
Capital ratio requirement for financial instruments firms which will call for regulatory reporting				140.00%
Capital ratio requirement for financial instrument firms which may lead to a suspension of all or part of the business for a period of time and cancellation of a registration				100.00%
Amount of capital accounts less certain fixed assets					¥ 377,325	¥ 388,163		¥ 400,570
Percentage of capital accounts to the total amounts equivalent to market, counterparty credit and operations risks					292.90%	315.90%	315.80%	295.00%
Tier I capital (to risk-weighted assets): Actual ratio									12.41%	11.91%	11.91%	12.44%	12.94%		11.68%
Total capital (to risk-weighted assets): Actual ratio									14.61%	13.34%	13.34%	13.93%	14.91%		13.17%
Minimum total risk based capital ratio to be categorized as "well capitalized"													10.00%		10.00%
Tier I risk-based capital ratio to be categorized as "well capitalized"													6.00%		6.00%
Tier I leverage ratio to be categorized as "well capitalized"													5.00%	[1]	5.00%	[1]

[1]	Excludes certain intangible assets.